Other general administrative expenses - Technical reports and other (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Other general administrative expenses
Audit fees	€ 98.2		€ 92.1		€ 88.1
Audit related fees	7.4		6.8		6.7
Tax fees	0.7		0.9		1.3
All other fees	2.3		3.4		3.1
Total	108.6		€ 103.2		€ 99.2
Commissioned services from audit firms	€ 227.6	$ 173.9		$ 115.6